Correction of errors (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Prepaid expenses and others (note 29.6)	¥ 809	¥ 295
Prepayment for a property (note 29.6)				¥ 14,928
Total current assets	663,089	615,611
Total non-current assets	45,159	48,137
Total assets	708,248	663,748
Income taxes payable (note 29.3)	32,477	32,477
Interest payable (note 29.1)	36,122	17,723
Other payable (notes 29.1 and 29.2)	14,116	9,234
Total current liabilities	261,944	237,586
Additional paid-in capital (note 29.2)	383,174	383,174
Statutory reserve (note 29.7)	18,706	18,706
General risk reserve (note 29.7)	9,180	9,180
Retained earnings	(54,316)	(70,288)
Non-controlling interests in equity	89,261	85,233
Total shareholders' equity	446,304	426,162	¥ 367,066	358,838
Total equity and liabilities	¥ 708,248	¥ 663,748
Other Impacts [Member] | Restatement Adjustment [Member]
Statement [Line Items]
Prepaid expenses and others (note 29.6)				(14,928)
Prepayment for a property (note 29.6)				14,928
Total current assets				(14,928)
Deferred tax asset (note 29.5)				0
Total non-current assets				14,928
Statutory reserve (note 29.7)				5,614
General risk reserve (note 29.7)				3,926
Retained earnings				(9,540)
Adjustment [Member] | Restatement Adjustment [Member]
Statement [Line Items]
Deferred tax asset (note 29.5)				(645)
Total non-current assets				(645)
Total assets				(645)
Income taxes payable (note 29.3)				269
Interest payable (note 29.1)				(731)
Other payable (notes 29.1 and 29.2)				10,986
Total current liabilities				10,524
Additional paid-in capital (note 29.2)				(5,143)
Retained earnings				(3,792)
Non-controlling interests in equity				(2,234)
Total shareholders' equity				(11,169)
Total equity and liabilities				(645)
As Previously Reported [Member]
Statement [Line Items]
Prepaid expenses and others (note 29.6)				15,411
Prepayment for a property (note 29.6)				0
Total current assets				868,146
Deferred tax asset (note 29.5)				645
Total non-current assets				983
Total assets				869,129
Income taxes payable (note 29.3)				14,851
Interest payable (note 29.1)				4,560
Other payable (notes 29.1 and 29.2)				15,730
Total current liabilities				265,076
Additional paid-in capital (note 29.2)				388,317
Statutory reserve (note 29.7)				7,751
General risk reserve (note 29.7)				5,891
Retained earnings				80,958
Non-controlling interests in equity				120,811
Total shareholders' equity				604,053
Total equity and liabilities				869,129
As Currently Reported [Member]
Statement [Line Items]
Prepaid expenses and others (note 29.6)				483
Prepayment for a property (note 29.6)				14,928
Total current assets				853,218
Deferred tax asset (note 29.5)				0
Total non-current assets				15,266
Total assets				868,484
Income taxes payable (note 29.3)				15,120
Interest payable (note 29.1)				3,829
Other payable (notes 29.1 and 29.2)				26,716
Total current liabilities				275,600
Additional paid-in capital (note 29.2)				383,174
Statutory reserve (note 29.7)				13,365
General risk reserve (note 29.7)				9,817
Retained earnings				67,626
Non-controlling interests in equity				118,577
Total shareholders' equity				592,884
Total equity and liabilities				¥ 868,484